Related parties disclosure - Subsidiaries (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
SEALSQ France SAS
Related parties
Share Capital	$ 1,473,162
Ownership percentage	100.00%	100.00%
Sealsq Japan KK
Related parties
Share Capital	$ 1,000,000
Ownership percentage	100.00%	100.00%
SEALSQ France Taiwan Branch
Related parties
Share Capital	$ 100,000
Ownership percentage	100.00%	100.00%
SEALSQ USA Ltd
Related parties
Share Capital	$ 0
Ownership percentage	100.00%	100.00%
IC'Alps SAS
Related parties
Share Capital	$ 1,100,000
Ownership percentage	100.00%